Prudential Day One 2040 Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 98.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	181,906	$1,926,388
PGIM Global Real Estate Fund (Class R6)	119,184	2,400,357
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	106,134	1,437,050
PGIM QMA Commodity Strategies Fund (Class R6)	221,933	1,933,038
PGIM QMA Emerging Markets Equity Fund (Class R6)	203,706	2,365,028
PGIM QMA International Developed Markets Index Fund (Class R6)	637,888	7,163,480
PGIM QMA Large-Cap Core Equity Fund (Class R6)	789,204	12,390,509
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	344,101	3,358,424
PGIM QMA US Broad Market Index Fund (Class R6)	513,106	7,624,762
PGIM TIPS Fund (Class R6)	273,175	2,892,922
PGIM Total Return Bond Fund (Class R6)	261,815	3,856,536

Total Long-Term Investments (cost $44,242,995)		47,348,494

Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $559,265)	559,265	559,265

TOTAL INVESTMENTS 100.1% (cost $44,802,260)(w)		47,907,759
Liabilities in excess of other assets (0.1)%		(35,762)

Net Assets 100.0%		$47,871,997

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds